Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2015
Organization and Principal Activities [Abstract]
Schedule of percentage of legal ownership in significant consolidated subsidiaries and the consolidated Affiliated Entities
Name of subsidiaries and VIE	Date of establishment/acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Subsidiaries of the Company:
Tuniu (HK) Limited	Established on May 20, 2011	Hong Kong	100%
Tuniu (Nanjing) Information Technology Co., Ltd.	Established on August 24, 2011	PRC	100%
Beijing Tuniu Technology Co., Ltd. (“Beijing Tuniu”)	Established on September 8, 2008	PRC	100%
Variable Interest Entity (“VIE”)
Nanjing Tuniu Technology Co., Ltd. (“Nanjing Tuniu”)	Established on December 18, 2006	PRC	100%
Subsidiaries of VIE
Shanghai Tuniu International Travel Service Co., Ltd.	Acquired on August 22, 2008	PRC	100%
Nanjing Tuniu International Travel Service Co., Ltd.	Acquired on December 22, 2008	PRC	100%
Beijing Tuniu International Travel Service Co., Ltd.	Acquired on November 18, 2009	PRC	100%
Nanjing Tuzhilv Tickets Sales Co., Ltd.	Established on April 19, 2011	PRC	100%
Tianjin Classic Holiday International Travel Agency Co., Ltd.	Acquired on April 1, 2015	PRC	100%
Zhejiang Zhongshan International Agency Co., Ltd.	Acquired on April 1, 2015	PRC	100%
Beijing Global Tour International Travel Service Co., Ltd.	Acquired on July 1, 2015	PRC	75.02%
Tuniu Insurance Brokers Co., Ltd.	Acquired on August 11, 2015	PRC	100%
Beijing Hengxin International Travel Agency Co., Ltd.	Acquired on October 1, 2015	PRC	80%